Consolidated Balance Sheets - USD ($)	May 31, 2021	Nov. 30, 2020
Current
Cash	$ 2,470,131	$ 202,046
Trade and other receivables, net	119,255	566,384
Investment tax credits	482,135	482,135
Prepaid expenses, sundry and other assets	81,812	115,750
Inventory (Note 3)	112,672	112,672
Current assets	3,266,005	1,478,987
Property and equipment, net (Note 4)	1,639,374	1,770,137
Right-of-use asset (Note 6)	73,230	137,931
Assets	4,978,609	3,387,055
Current
Accounts payable	4,085,888	4,103,966
Accrued liabilities	1,870,022	1,780,272
Employee costs payable	2,077,085	1,665,236
Operating lease liability (Note 6)	85,163	157,110
Income tax payable	38,511	38,511
Promissory notes payable (Note 5)	175,399	163,758
Convertible debenture (Note 5)	1,675,000	1,791,791
Current liabilities	10,007,068	9,700,644
Liabilities	10,007,068	9,700,644
Shareholders' equity (deficiency)
Capital stock (Note 7) authorized: unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	46,144,402
Additional paid-in capital	44,532,790	44,354,138
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(99,021,300)	(97,096,550)
Shareholders' (deficiency)/equity	(5,028,459)	(6,313,589)
Contingencies (Note 12)
Liabilities and shareholders' (deficiency)/equity	$ 4,978,609	$ 3,387,055